INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Bilogoical assets (Details) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2019
Biological assets
Beginning of the period		$ 270,579
Initial recognition and changes in the fair value of biological assets	$ 719,343	719,343
Decrease due to harvest / disposals		(408,528)
Cost incurred during the period		689,314
Exchange differences		(142,362)
End of period	1,128,346	1,128,346
Soybean
Biological assets
Beginning of the period		237,723
Initial recognition and changes in the fair value of biological assets		205,730
Decrease due to harvest / disposals		(241,542)
Cost incurred during the period		293,416
Exchange differences		(99,425)
End of period	395,902	395,902
Corn
Biological assets
Beginning of the period		32,856
Initial recognition and changes in the fair value of biological assets		255,674
Decrease due to harvest / disposals		(54,501)
Cost incurred during the period		187,807
Exchange differences		(29,004)
End of period	392,832	392,832
Wheat
Biological assets
Initial recognition and changes in the fair value of biological assets		209,801
Decrease due to harvest / disposals		(63,507)
Cost incurred during the period		161,713
Exchange differences		(14,312)
End of period	293,695	293,695
Biological Assets, Barley [Member]
Biological assets
Initial recognition and changes in the fair value of biological assets		48,138
Decrease due to harvest / disposals		(48,978)
Cost incurred during the period		46,378
Exchange differences		379
End of period	$ 45,917	45,917
Rizobacte Argentina and Espartina | Joint operation in producing grain crops
Biological assets
In-kind contributions		$ 588,857
Rizobacter Argentina S.A | Joint operation in producing grain crops
Biological assets
Percentage of contributions		5.00%
Espartina S.A. | Joint operation in producing grain crops
Biological assets
Percentage of contributions		95.00%